Average Annual Total Returns{- Fidelity ZERO Total Market Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-03 - Fidelity ZERO Total Market Index Fund
	Fidelity ZERO Total Market Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Total Market Index Fund Return Before Taxes Since Inception		Fidelity ZERO Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Total Market Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Total Market Index Fund After Taxes on Distributions and Sales Since Inception		IXYSR Past 1 year	IXYSR Since Inception
Total	31.15%	11.05%	[1]	30.65%	10.61%	[1]	18.74%	8.41%	[1]	31.01%	10.98%	[1]

[1]	(a)From August 2, 2018